Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
As of the date of this annual report, the Company has not identified any material cybersecurity incidents or threats that have materially affected, or are reasonably likely to materially affect, its business operations, financial condition, or strategic objectives. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for (i) assessing the severity of a cybersecurity threat, (ii) identifying the source of a cybersecurity threat (including whether the cybersecurity threat is associated with a third-party service provider), (iii) implementing cybersecurity countermeasures and mitigation strategies and (iv) informing management of material cybersecurity threats and incidents. Our cybersecurity team also engages third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training annually.
Governance
Our Board of directors is responsible for overseeing risks related to cybersecurity. Our Board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on an annually basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.
Our management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
From 2021 to 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, see “Item 3. Key Information—3.D. Risk Factors—Risks Related to Our Business — Failure to maintain the security of our information and technology networks, including personally identifiable and customer information, as well as uncertainties with respect to the interpretation and implementation of cybersecurity review procedures and proprietary business information, could significantly adversely affect us.”

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board of directors is responsible for overseeing risks related to cybersecurity. Our Board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on an annually basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

Cybersecurity Risk Role of Management [Text Block]	Our Board of directors is responsible for overseeing risks related to cybersecurity. Our Board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on an annually basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.